Note 24 - Employee Benefits (Details) - Components of Net Periodic Benefit Cost Relating to Defined Benefit Pension Plans: (Domestic Pension Plan of Foreign Entity, Defined Benefit [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]
Components of net periodic pension cost
Service cost	$ 3,758	$ 2,804	$ 2,719
Interest cost	11,932	12,263	11,994
Expected return on plan assets	(13,929)	(14,736)	(16,044)
Amortization of net actuarial loss	4,977
Net periodic pension cost (income)	$ 6,738	$ 331	$ (1,331)